UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:           March 31, 2005
                                                          ----------------------


 Check here if Amendment [ ]; Amendment Number:
                                                        --------
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:         Strome Investment Management, L.P.
               ---------------------------------------------------
 Address:      100 Wilshire Blvd., 15th Floor
               ---------------------------------------------------
               Santa Monica, CA 90401
               ---------------------------------------------------

               ---------------------------------------------------

 Form 13F File Number:  28-      04963
                                 ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:         Jeffrey S. Lambert
               ---------------------------------------------------
 Title:        Chief Operating Officer
               ---------------------------------------------------
 Phone:        310-752-1402
               ---------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Jeffrey S. Lambert               Santa Monica, CA              5/2/2005
----------------------------  ------------------------------------  ------------
         [Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


 Number of Other Included Managers:                              1
                                                     -------------------

 Form 13F Information Table Entry Total:                   107,433
                                                     -------------------

 Form 13F Information Table value Total:            $           46
                                                     -------------------
                                                             (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   13F File No.   Name

01    28-4168        Mark Strome

                                                                       MARKET VALUE
SECURITY                          Title                CUSIP        (x1000)      QUANTITY      TYPE
-----------------------------                        ---------- ------------    -----------
ALLIANCE RESOURCE PARTNERS        COM                 01877R108           2,507      39,000 SH
CROSSTEX ENERGY LP                COM                 22765U102           3,403     100,060 SH
ENTERPRISE PRODUCTS PARTNERS      COM                 293792107           2,570     100,000 SH
INERGY LP                         COM                 456615103           3,237     100,000 SH
K-SEA TRANSPORTATION PARTNER      COM                 48268Y101           1,204      35,000 SH
MAGELLAN MIDSTREAM PARTNERS       COM                 559080106           6,410     105,000 SH
MARKWEST ENERGY PARTNERS LP       COM                 570759100             711      15,000 SH
NATURAL RESOURCE PARTNERS LP      COM                 63900P103           9,641     180,300 SH
NORTHERN BORDER PARTNERS-LP       COM                 664785102           3,131      64,900 SH
PLAINS ALL AMER PIPELINE LP       COM                 726503105           5,038     130,000 SH
US SHIPPING PARTNERS LP           COM                 903417103           2,904     114,000 SH
MEDICAL PROPERTIES TRUST          COM                 58463J205             750      75,000 SH
AMR CORP                          COM                 001765106           7,490     700,000 SH
AASTROM BIOSCIENCES INC           COM                 00253U107             208     100,000 SH
ALLIED HEALTHCARE INTL INC        COM                 01923A109           1,063     170,000 SH
CAMECO CORP                       COM                 13321L108           2,212      50,000 SH
CROSSTEX ENERGY INC               COM                 22765Y104             875      20,000 SH
ENTREMED INC                      COM                 29382F103             485     230,800 SH
ICO GLOBAL COM HLDG LTD-NEW       COM                 44930K108           1,680     500,000 SH
INTEGRATED ALARM SERVICES         COM                 45890M109             450      88,475 SH
KFX INC                           COM                 48245L107           7,705     575,000 SH
LCC INTERNATIONAL INC-CL A        COM                 501810105           1,474     350,000 SH
LONE STAR TECHNOLOGIES INC        COM                 542312103             394      10,000 SH
MIDWAY GAMES INC                  COM                 598148104           1,026     100,000 SH
MOTIENT CORP                      COM                 619908304          22,997     793,000 SH
NVIDIA CORP                       COM                 67066G104           2,376     100,000 SH
PETROHAWK ENERGY CORP             COM                 716495106           1,310     125,000 SH
PETROKAZAKHSTAN INC-CL A          COM                 71649P102           1,004      25,000 SH
PROTALEX INC                      COM                 743642100             969     340,000 SH
SANDISK CORP                      COM                 80004C101           1,390      50,000 SH
STEMCELLS INC                     COM                 85857R105             197      62,600 SH
TALISMAN ENERGY INC               COM                 87425E103           3,638     106,530 SH
URANIUM RESOURCES INC             COM                 916901309             816   1,200,000 SH
VERISIGN INC                      COM                 92343E102           2,870     100,000 SH
                                                                ----------------

TOTAL COMMON STOCKS                                                     104,135


CALL HOUSTON EXPLORATION CO       CALL 55.0 04/16/05  4421209DK              21         100 CALL
CALL MORGAN STANLEY               CALL 55.0 04/16/05  6174469D3             555       2,000 CALL
CALL CAMECO CORP                  CALL 40.0 06/18/05  13321L9F7             335         500 CALL
CALL GENENTECH INC.               CALL 60.0 06/18/05  3687109FL             110         500 CALL
CALL HERCULES INC                 CALL 15.0 06/18/05  4270569F5             105       2,000 CALL
CALL HOUSTON EXPLORATION CO       CALL 55.0 06/18/05  4421209F0              94         250 CALL
CALL CAMECO CORP                  CALL 50.0 06/18/05    99CCJFJ             210       1,000 CALL
CALL GOOGLE INC.                  CALL 200.0 06/18/05  99TGOUFT             288         500 CALL
CALL HOUSTON EXPLORATION CO       CALL 60.0 06/18/05    99THXFL              55         260 CALL
CALL MORGAN STANLEY               CALL 60.0 07/16/05  6174469G6             612       2,750 CALL
CALL MORGAN STANLEY               CALL 65.0 07/16/05    99MWDGO              13       1,000 CALL

                                                                ----------------

TOTAL EQUITY CALL OPTIONS                                                 2,398


PUT RETAIL HOLDRS TRUST           PUT 100.0 10/22/05  76127U9V5             900       1,500 PUT
                                                              ----------------


TOTAL EQUITY PUT OPTIONS                                                    900


                                                                        107,433
                                                                ================



                                         INVESTMENT DISCRETION               VOTING AUTHORITY
                                  _______   _____________ ____________________    _________  ____
SECURITY                            SOLE        SHARE      OTHER MGRS     SOLE      SHARE     NONE
-----------------------------     ----------------------- ---------------------------------  ----
ALLIANCE RESOURCE PARTNERS           39,000               01                          39,000
CROSSTEX ENERGY LP                  100,060               01                         100,060
ENTERPRISE PRODUCTS PARTNERS        100,000               01                         100,000
INERGY LP                           100,000               01                         100,000
K-SEA TRANSPORTATION PARTNER         35,000               01                          35,000
MAGELLAN MIDSTREAM PARTNERS         105,000               01                         105,000
MARKWEST ENERGY PARTNERS LP          15,000               01                          15,000
NATURAL RESOURCE PARTNERS LP        180,300               01                         180,300
NORTHERN BORDER PARTNERS-LP          64,900               01                          64,900
PLAINS ALL AMER PIPELINE LP         130,000               01                         130,000
US SHIPPING PARTNERS LP             114,000               01                         114,000
MEDICAL PROPERTIES TRUST             75,000               01                          75,000
AMR CORP                            700,000               01                         700,000
AASTROM BIOSCIENCES INC             100,000               01                         100,000
ALLIED HEALTHCARE INTL INC          170,000               01                         170,000
CAMECO CORP                          50,000               01                          50,000
CROSSTEX ENERGY INC                  20,000               01                          20,000
ENTREMED INC                        230,800               01                         230,800
ICO GLOBAL COM HLDG LTD-NEW         500,000               01                         500,000
INTEGRATED ALARM SERVICES            88,475               01                          88,475
KFX INC                             575,000               01                         575,000
LCC INTERNATIONAL INC-CL A          350,000               01                         350,000
LONE STAR TECHNOLOGIES INC           10,000               01                          10,000
MIDWAY GAMES INC                    100,000               01                         100,000
MOTIENT CORP                        793,000               01                         793,000
NVIDIA CORP                         100,000               01                         100,000
PETROHAWK ENERGY CORP               125,000               01                         125,000
PETROKAZAKHSTAN INC-CL A             25,000               01                          25,000
PROTALEX INC                        340,000               01                         340,000
SANDISK CORP                         50,000               01                          50,000
STEMCELLS INC                        62,600               01                          62,600
TALISMAN ENERGY INC                 106,530               01                         106,530
URANIUM RESOURCES INC             1,200,000               01                       1,200,000
VERISIGN INC                        100,000               01                         100,000


TOTAL COMMON STOCKS


CALL HOUSTON EXPLORATION CO             100               01                             100
CALL MORGAN STANLEY                   2,000               01                           2,000
CALL CAMECO CORP                        500               01                             500
CALL GENENTECH INC.                     500               01                             500
CALL HERCULES INC                     2,000               01                           2,000
CALL HOUSTON EXPLORATION CO             250               01                             250
CALL CAMECO CORP                      1,000               01                           1,000
CALL GOOGLE INC.                        500               01                             500
CALL HOUSTON EXPLORATION CO             260               01                             260
CALL MORGAN STANLEY                   2,750               01                           2,750
CALL MORGAN STANLEY                   1,000               01                           1,000





TOTAL EQUITY CALL OPTIONS

PUT RETAIL HOLDRS TRUST               1,500               01                           1,500

TOTAL EQUITY PUT OPTIONS
